Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 9. Debt

Revolving credit facility

On May 5, 2008, the Company’s subsidiary, AVG Technologies CZ, s.r.o., entered into an unsecured five-year revolving credit facility that had a contractual expiry date in March 2013 (the “Revolving credit facility”). The maximum AVG could borrow under the Revolving credit facility varied every year. For financial year 2010 this maximum was 25 million Czech crown ($1.3 million at the Czech crown/U.S. Dollar exchange rate on December 31, 2010). Loans under the Revolving credit facility bore interest at PRIBOR plus a margin. The Company had $1,050 outstanding under the Revolving credit facility at December 31, 2010.

On February 2, 2011, the Company fully repaid the outstanding balance of $1,125 and terminated its revolving credit facility.

Credit facility

On March 15, 2011, the Company entered into a credit agreement with a group of financial institutions (the “Credit Facility”). The Credit Facility provides a $235 million loan that is unconditionally and irrevocably guaranteed, jointly and severally, by certain AVG Technologies N.V. subsidiaries and is further secured by certain tangible and intangible assets of the Company and its subsidiaries with covenants obliging the Company to pledge new assets over a certain threshold. The Credit Facility bears interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan is payable quarterly in arrears. The Credit Facility contains financial covenants, measured at the end of each quarter, including a covenant to maintain a specified consolidated leverage ratio and interest coverage ratio (as defined in the Credit Facility). Additionally, the Credit Facility contains affirmative covenants, including covenants regarding the payment of taxes, maintenance of insurance, reporting requirements and compliance with applicable laws. The Credit Facility contains negative covenants, among other things, limiting the Company’s ability to incur debt, make acquisitions, make certain restricted payments and sell assets. The events of default under the Credit Facility include payment defaults, cross defaults with certain other indebtedness, breaches of covenants, judgment defaults, bankruptcy events and the occurrence of a change in control (as defined in the Credit Facility). As of December 31, 2011, the Company was in compliance with all required covenants.

The Credit Facility was fully drawn down with net cash proceeds of $223,754 received after deducting the issuance costs of $11,246, which included an original issue discount, financing arrangement fees and legal fees, and making payments for other direct and incremental costs related to the Credit Facility. The proceeds AVG Technologies N.V. received were used to pay dividends to the Company’s shareholders.

In connection with the acquisition of TuneUp in August 2011 (Note 3), the Company made certain amendments to the Credit Facility and incurred legal fees of $127 and paid fees to the lenders of $423. The legal fees were expensed as incurred and were recorded under General and administrative expenses. The fees paid to the lenders are being amortized as an adjustment of interest expense over the remaining term of the Credit Facility using the interest method.

The amount of long-term debt under the Credit Facility shown in the accompanying consolidated balance sheet is analyzed as follows:

December 31, 2011
Principal	$235,000
Unamortized deferred financing costs	(9,560)

Total debt	225,440
Less current portion	(41,125)

Non-current portion	$184,315

The Credit Facility terminates on March 15, 2016, on which date all outstanding principal, together with accrued interest, will be due and payable. The Company may prepay any amounts outstanding under the Credit Facility and terminate the Credit Facility at any time, without premium or penalty, subject to reimbursement of certain costs.

Under the Credit Facility, the Company may also elect to request the establishment of one or more new term loan commitments in an aggregate principal amount not in excess of $100,000 (incremental term loan) provided certain conditions and financial covenants are met. Such new commitments are available at the discretion of the lenders. With the exception of the weighted-average life to maturity, maturity date and the yield thereof (each of which as defined in the Credit Facility), the terms and the provisions of the incremental loan, if the incremental loan is established in the future, shall be substantially identical to those described above related to the $235,000 loan.

The Credit Facility is secured by certain tangible, intangible, and current assets of the Company with covenants obliging the Company to also pledge new assets over a certain threshold. The collateral granted by the borrower and certain of its subsidiaries includes present and future pledges, mortgages, first priority floating and fixed charges and security interests with respect to, but not limited to, equity rights, shares and related rights (ownership interests), fixed assets, intellectual property rights (trademarks, domains and patents), intercompany and trade receivables, goodwill, bank accounts, insurance claims and commercial claims.

As of December 31, 2011, the mandatory principal payments under the credit facility are as follows:

2012	$41,125
2013	23,500
2014	23,500
2015	23,500
2016	123,375

Total	$235,000